GEOGRAPHIC AND CUSTOMER INFORMATION - Summary of Reportable Segments (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		$ 2,476	$ 3,571
Europe Middle East And Africa [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	[1]	1,640	2,000
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		260	334
North America [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	[2]	$ 576	$ 1,237

[1]	Includes revenue from Germany in the amount of $1,500 thousand and $1,926 thousand for the six months ended June 30, 2023 and 2022, respectively.
[2]	Includes revenues from United States only.